Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
Time deposits, $250,000 or more	$ 77,500,000	$ 89,200,000
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	149,481,000	160,771,824
After 1 Year, Within 2 Years	42,689,147	43,330,060
After 2 Years, Within 3 Years	18,737,910	23,990,251
After 3 Years, Within 4 Years	3,272,862	6,358,577
After 4 Years, Within 5 Years	15,272,315	3,488,598
Time Deposit Maturities, after Year Five	0	514,383
Time Deposits	$ 229,453,234	$ 238,453,693